Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2045 Portfolio℠
September 30, 2025
VF-2045-NPRT3-1125
1.903285.116
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,599	24,404
Fidelity International Bond Index Fund (a)	12,997	122,046
Fidelity Long-Term Treasury Bond Index Fund (a)	1,635,046	15,402,137
TOTAL BOND FUNDS (Cost $16,223,956)		15,548,587

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	334,796	22,233,804
VIP Equity-Income Portfolio - Initial Class (a)	596,558	18,016,048
VIP Growth & Income Portfolio - Initial Class (a)	698,924	24,776,844
VIP Growth Portfolio - Initial Class (a)	337,442	36,868,865
VIP Mid Cap Portfolio - Initial Class (a)	147,222	5,672,458
VIP Value Portfolio - Initial Class (a)	643,933	12,576,006
VIP Value Strategies Portfolio - Initial Class (a)	396,015	6,233,279
TOTAL DOMESTIC EQUITY FUNDS (Cost $94,008,455)		126,377,304

International Equity Funds - 40.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,980,186	30,336,457
VIP Overseas Portfolio - Initial Class (a)	2,300,521	69,636,778
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,684,312)		99,973,235

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,404,969)	3.98	3,404,969	3,404,969

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $190,321,692)	245,304,095
NET OTHER ASSETS (LIABILITIES) - 0.0%	(34,217)
NET ASSETS - 100.0%	245,269,878

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	849,485	849,485	302	-	-	-	-	0.0%
Total	-	849,485	849,485	302	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	26,377	2,449	257	(4)	480	24,404	2,599
Fidelity International Bond Index Fund	1,938,409	336,418	2,166,326	-	(16,842)	30,387	122,046	12,997
Fidelity Long-Term Treasury Bond Index Fund	12,778,766	5,840,445	3,621,558	399,965	(349,067)	753,551	15,402,137	1,635,046
VIP Contrafund Portfolio - Initial Class	17,443,253	5,536,252	3,654,827	540,476	(41,982)	2,951,108	22,233,804	334,796
VIP Emerging Markets Portfolio - Initial Class	25,287,739	8,163,086	11,036,258	-	337,469	7,584,421	30,336,457	1,980,186
VIP Equity-Income Portfolio - Initial Class	14,232,197	4,130,318	2,413,555	106,799	(17,043)	2,084,131	18,016,048	596,558
VIP Government Money Market Portfolio - Initial Class	-	5,611,798	2,206,829	68,660	-	-	3,404,969	3,404,969
VIP Growth & Income Portfolio - Initial Class	19,520,824	5,037,831	3,147,579	192,626	(671)	3,366,439	24,776,844	698,924
VIP Growth Portfolio - Initial Class	28,908,730	9,378,978	5,773,125	340,014	(100,428)	4,454,710	36,868,865	337,442
VIP Investment Grade Bond II Portfolio - Initial Class	-	318,465	321,266	-	2,801	-	-	-
VIP Mid Cap Portfolio - Initial Class	4,480,819	1,640,062	670,587	200,738	(14,916)	237,080	5,672,458	147,222
VIP Overseas Portfolio - Initial Class	53,765,396	16,620,823	11,199,205	607,764	(42,219)	10,491,983	69,636,778	2,300,521
VIP Value Portfolio - Initial Class	10,000,865	3,656,607	1,541,479	387,205	(23,309)	483,322	12,576,006	643,933
VIP Value Strategies Portfolio - Initial Class	4,967,506	1,778,048	696,799	92,292	(17,773)	202,297	6,233,279	396,015
	193,324,504	68,075,508	48,451,842	2,936,796	(283,984)	32,639,909	245,304,095

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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